Property, plant and equipment, net (Narrative) (Details) In Thousands, unless otherwise specified				1 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Nov. 30, 2012 Guangdong facility [Member] USD ($)	Nov. 30, 2012 Guangdong facility [Member] CNY	Mar. 31, 2012 Guangdong facility [Member] CNY	Mar. 31, 2013 Guangdong facility [Member] USD ($)	Mar. 31, 2013 Guangdong facility [Member] CNY	Mar. 31, 2013 Guangdong facility [Member] USD ($)	Mar. 31, 2013 Guangdong facility [Member] CNY	Mar. 31, 2013 Guangdong facility [Member] USD ($)	Mar. 31, 2013 Guangdong facility [Member] CNY	Jun. 28, 2012 Guangdong facility [Member] USD ($)	Jun. 28, 2012 Guangdong facility [Member] CNY	Mar. 31, 2013 Zhejiang province [Member] USD ($)	Mar. 31, 2013 Zhejiang province [Member] CNY
Property, Plant and Equipment [Line Items]
Purchase price of the property and land use right													$ 16,101	100,000
Payments for assets recorded under construction-in-progress						25,000	6,999	43,468	12,076	75,000					14,090	87,508
Payments for relevant taxes and expenditures											1,174	7,294
Construction-in-progress transferred to buildings											6,047	37,556
Construction-in-progress balance											11,228	69,738
Refurbishment contract with a third party				17,700	110,000
Carrying value of buildings collateralized for loans	19,579	121,603	128,890
Bank loan	$ 8,050	50,000	45,000